Description of the Plan (Details) - EBP 031	12 Months Ended
	Dec. 31, 2025 USD ($) plan Loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase	1.00%
Participant compensation matched, minimum service period	90 days
Maximum annual compensation to total compensation, percentage	100.00%
Matching percentage	50.00%
Participant compensation matched, percentage	8.00%
Employer contribution, nonelective percentage	3.00%
Employer contribution, vesting percentage	20.00%
Employer contribution vesting period	5 years
Forfeitures	$ 193,691
Forfeited nonvested account, decrease from administrative expense	217,514
Income earned on funds	3,181
Forfeited nonvested account	$ 19,417	$ 40,059
EBP, Number of Defined Contribution Plans | plan	3
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Maximum borrowing period	1 year
Maximum number of loans outstanding | Loan	1
Primary residence, borrowing term	20 years
Involuntary cash-out limit	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
General loan, borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
General loan, borrowing term	5 years